CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2023 USD ($) $ / shares shares
Common stock par value | $ / shares	$ 0.0001
Common stock, share authorized (in shares)	1,000,000,000
Common stock, share issued (in shares)	317,102
Common stock, shares outstanding (in shares)	317,102
Undesignated preferred stock
Preferred stock | $
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Series A preferred stock
Preferred stock | $
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	1
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Series A Convertible Preferred Stock
Preferred stock | $	$ 1
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	6,800
Preferred stock, shares issued (in shares)	6,300
Preferred stock, shares outstanding (in shares)	6,300
Series C convertible preferred stock
Preferred stock | $	$ 1
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	5,671
Preferred stock, shares issued (in shares)	5,671
Preferred stock, shares outstanding (in shares)	5,671